SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segmented information
Revenues	$ 13,679	$ 13,449	$ 12,547
Income from equity investments	714	773	514
Plant operating costs and other	(3,591)	(3,906)	(3,861)
Commodity purchases resold	(1,488)	(2,382)	(2,172)
Property taxes	(569)	(569)	(555)
Depreciation and amortization	(2,350)	(2,055)	(1,939)
Goodwill and other asset impairment charges	(801)	(1,257)	(1,388)
Gain/(loss) on assets held for sale/sold	170	631	(833)
Segmented earnings/(losses)	5,764	4,684	2,313
Interest expense	(2,265)	(2,069)	(1,998)
Allowance for funds used during construction	526	507	419
Interest income and other	(76)	184	103
Income before Income Taxes	3,949	3,306	837
Income tax recovery/(expense)	(432)	89	(352)
Net Income	3,517	3,395	485
Net income attributable to non-controlling interests	185	(238)	(252)
Net Income Attributable to Controlling Interests	3,702	3,157	233
Preferred share dividends	(163)	(160)	(109)
Net Income Attributable to Common Shares	3,539	2,997	124
Capital spending
Capital expenditures	9,418	7,383	5,007
Capital projects in development	496	146	295
Contributions to equity investments	1,015	1,681	765
Capital spending	10,929	9,210	6,067
Assets	98,920	86,101
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	66,503	57,277
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	23,226	21,632
Canada – domestic
Segmented information
Revenues	4,187	3,618	3,697
Canada – export
Segmented information
Revenues	1,075	1,255	1,177
United States
Segmented information
Revenues	7,798	8,006	7,295
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	37,385	30,693
Mexico
Segmented information
Revenues	619	570	378
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	5,892	4,952
Corporate
Segmented information
Revenues	(218)	(51)	(56)
Income from equity investments	5	63	0
Plant operating costs and other	159	(51)	(64)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	0	0	0
Goodwill and other asset impairment charges	0	0	0
Gain/(loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	(54)	(39)	(120)
Capital spending
Capital expenditures	45	41	33
Capital projects in development	0	0	0
Contributions to equity investments	0	0	0
Capital spending	45	41	33
Assets	3,513	3,642
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	238	243
Canadian Natural Gas Pipelines
Segmented information
Revenues	4,038	3,693	3,682
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,038	3,693	3,682
Income from equity investments	12	11	12
Plant operating costs and other	(1,405)	(1,300)	(1,245)
Commodity purchases resold	0	0	0
Property taxes	(266)	(260)	(267)
Depreciation and amortization	(1,129)	(908)	(875)
Goodwill and other asset impairment charges	0	0	0
Gain/(loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	1,250	1,236	1,307
Capital spending
Capital expenditures	2,442	2,106	1,372
Capital projects in development	36	75	153
Contributions to equity investments	0	0	0
Capital spending	2,478	2,181	1,525
Assets	18,407	16,904
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	16,013	14,424
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues	4,314	3,584	2,526
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,476	3,635	2,582
Income from equity investments	256	240	214
Plant operating costs and other	(1,368)	(1,340)	(1,057)
Commodity purchases resold	0	0	0
Property taxes	(199)	(181)	(120)
Depreciation and amortization	(664)	(594)	(425)
Goodwill and other asset impairment charges	(801)	0	0
Gain/(loss) on assets held for sale/sold	0	0	(4)
Segmented earnings/(losses)	1,700	1,760	1,190
Capital spending
Capital expenditures	5,591	3,712	1,517
Capital projects in development	1	0	0
Contributions to equity investments	179	118	5
Capital spending	5,771	3,830	1,522
Assets	44,115	35,898
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	26,990	20,262
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	162	51	56
Mexico Natural Gas Pipelines
Segmented information
Revenues	619	570	378
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	619	570	378
Income from equity investments	22	(9)	(3)
Plant operating costs and other	(34)	(42)	(43)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	(97)	(93)	(45)
Goodwill and other asset impairment charges	0	0	0
Gain/(loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	510	426	287
Capital spending
Capital expenditures	463	833	944
Capital projects in development	0	0	0
Contributions to equity investments	334	1,121	198
Capital spending	797	1,954	1,142
Assets	7,058	5,716
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	5,875	4,952
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Liquids Pipelines
Segmented information
Revenues	2,584	2,009	1,755
Liquids Pipelines | Operating segments
Segmented information
Revenues	2,584	2,009	1,755
Income from equity investments	64	(3)	(1)
Plant operating costs and other	(630)	(623)	(568)
Commodity purchases resold	0	0	0
Property taxes	(98)	(89)	(88)
Depreciation and amortization	(341)	(309)	(292)
Goodwill and other asset impairment charges	0	(1,236)	0
Gain/(loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	1,579	(251)	806
Capital spending
Capital expenditures	110	341	668
Capital projects in development	459	71	142
Contributions to equity investments	12	117	327
Capital spending	581	529	1,137
Assets	17,352	15,438
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	13,726	13,419
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Energy
Segmented information
Revenues	2,124	3,593	4,206
Energy | Operating segments
Segmented information
Revenues	2,180	3,593	4,206
Income from equity investments	355	471	292
Plant operating costs and other	(313)	(550)	(884)
Commodity purchases resold	(1,488)	(2,382)	(2,172)
Property taxes	(6)	(39)	(80)
Depreciation and amortization	(119)	(151)	(302)
Goodwill and other asset impairment charges	0	(21)	(1,388)
Gain/(loss) on assets held for sale/sold	170	631	(829)
Segmented earnings/(losses)	779	1,552	(1,157)
Capital spending
Capital expenditures	767	350	473
Capital projects in development	0	0	0
Contributions to equity investments	490	325	235
Capital spending	1,257	675	708
Assets	8,475	8,503
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	3,661	3,977
Energy | Intersegment eliminations
Segmented information
Revenues	$ 56	$ 0	$ 0